Shareholders' equity - Other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Shareholders' equity
Actuarial gains and losses	$ (356)	$ 133	$ (223)	$ (223)		$ (59)
Change in fair value of investments in equity instruments	90	(164)	74	(74)		107
Tax effect	101	(15)	59	86		14
Currency translation adjustment generated by the parent company	1,780	(1,976)	1,057	(196)		(474)
Items not potentially reclassifiable to profit and loss	1,615	(2,022)	967	(407)		(412)
Currency translation adjustment	(919)	(21)	(619)	(940)		187
Unrealized gain/(loss) of the period				(907)		233
Less gain/(loss) included in net income				33		46
Cash flow hedge	231	(1,524)	(246)	(1,293)		(373)
Unrealized gain/(loss) of the period				(1,317)		(303)
Less gain/(loss) included in net income				(24)		70
Variation of foreign currency basis spread	14	56	43	70		54
unrealized gain/(loss) of the period				42		25
less gain/(loss) included in net income				(28)		(29)
Share of other comprehensive income of equity affiliates, net amount	296	(1,223)	(135)	(927)		253
Unrealized gain/(loss) of the period				(936)		265
Less gain/(loss) included in net income				(9)		12
Other		3	1	3		2
Tax effect	(78)	445	69	367		107
Sub-total items potentially reclassifiable to profit and loss	(456)	(2,264)	(887)	(2,720)		230
Total other comprehensive income, net amount	$ 1,159	$ (4,286)	$ 80	$ (3,127)	$ (599)	$ (182)